Large Cap Core Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (12.7%)
Alphabet, Inc. - Class A *	18,293	26,810
Charter Communications, Inc. - Class A *	20,265	12,652
Electronic Arts, Inc. *	30,051	3,919
Facebook, Inc. - Class A *	55,012	14,408
Match Group, Inc. *	35,378	3,915
Netflix, Inc. *	16,439	8,220
Omnicom Group, Inc.	69,470	3,439
Snap, Inc. *	151,712	3,961
Spotify Technology SA *	7,679	1,863
T-Mobile US, Inc. *	15,900	1,818
The Walt Disney Co.	7,716	957

Total		81,962

Consumer Discretionary (13.1%)
Amazon.com, Inc. *	11,925	37,549
AutoZone, Inc. *	3,822	4,501
Booking Holdings, Inc. *	2,320	3,969
D.R. Horton, Inc.	98,047	7,415
Dollar General Corp.	36,942	7,744
Las Vegas Sands Corp.	60,830	2,838
Lennar Corp. - Class A	46,906	3,831
McDonald’s Corp.	45,435	9,973
The TJX Cos., Inc.	125,741	6,997

Total		84,817

Consumer Staples (5.3%)
The Estee Lauder Cos., Inc. - Class A	8,891	1,940
Mondelez International, Inc.	200,508	11,519
The Procter & Gamble Co.	132,308	18,390
Sysco Corp.	42,431	2,640

Total		34,489

Energy (2.2%)
BP PLC, ADR	45,069	787
Chevron Corp.	34,102	2,455
Concho Resources, Inc.	9,700	428
Diamondback Energy, Inc.	12,610	380
EOG Resources, Inc.	66,570	2,393
Exxon Mobil Corp.	60,523	2,078
Marathon Petroleum Corp.	51,665	1,516
Pioneer Natural Resources Co.	6,972	599
Royal Dutch Shell PLC - Class A, ADR	61,705	1,553

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Energy continued
Royal Dutch Shell PLC - Class B, ADR	33,251	805
Schlumberger, Ltd.	57,024	887

Total		13,881

Financials (9.0%)
American Express Co.	18,545	1,859
American International Group, Inc.	100,276	2,761
Athene Holding, Ltd. - Class A *	67,668	2,306
Berkshire Hathaway, Inc. - Class B *	15,838	3,373
BlackRock, Inc.	3,211	1,810
The Blackstone Group, Inc. - Class A	109,359	5,709
The Charles Schwab Corp.	122,817	4,450
Chubb, Ltd.	27,748	3,222
Equitable Holdings, Inc.	161,153	2,939
The Hartford Financial Services Group, Inc.	79,620	2,935
JPMorgan Chase & Co.	152,085	14,641
Marsh & McLennan Cos., Inc.	30,733	3,525
The Progressive Corp.	30,657	2,902
S&P Global, Inc.	10,392	3,747
TD Ameritrade Holding Corp.	46,065	1,803

Total		57,982

Health Care (14.2%)
Anthem, Inc.	14,584	3,917
AstraZeneca PLC, ADR	114,208	6,259
Boston Scientific Corp. *	131,745	5,034
Bristol-Myers Squibb Co.	107,318	6,470
Centene Corp. *	36,069	2,104
Danaher Corp.	27,068	5,829
Edwards Lifesciences Corp. *	40,156	3,205
Eli Lilly & Co.	50,520	7,478
HCA Healthcare, Inc.	15,019	1,873
Illumina, Inc. *	4,570	1,413
Incyte Corp. *	4,884	438
Intuitive Surgical, Inc. *	5,376	3,814
Laboratory Corp. of America Holdings *	7,240	1,363
McKesson Corp.	11,801	1,758
Merck & Co., Inc.	75,255	6,242
Pfizer, Inc.	261,293	9,589
PPD, Inc. *	20,400	755
Quest Diagnostics, Inc.	10,680	1,223
Regeneron Pharmaceuticals, Inc. *	1,729	968

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Royalty Pharma PLC	18,615	783
Seattle Genetics, Inc. *	11,936	2,336
Teleflex, Inc.	9,551	3,251
Thermo Fisher Scientific, Inc.	16,172	7,140
UnitedHealth Group, Inc.	21,774	6,788
Vertex Pharmaceuticals, Inc. *	6,174	1,680

Total		91,710

Industrials (10.5%)
3M Co.	4,993	800
The Boeing Co.	11,204	1,852
Equifax, Inc.	9,579	1,503
FedEx Corp.	40,488	10,183
Fortive Corp.	59,830	4,560
General Electric Co.	150,809	939
Honeywell International, Inc.	35,959	5,919
IHS Markit, Ltd.	87,392	6,861
Illinois Tool Works, Inc.	1,484	287
Ingersoll-Rand, Inc. *	96,544	3,437
J.B. Hunt Transport Services, Inc.	20,884	2,639
Lockheed Martin Corp.	13,476	5,165
Northrop Grumman Corp.	10,719	3,382
Parker Hannifin Corp.	6,830	1,382
Raytheon Co.	80,945	4,658
Rockwell Automation, Inc.	6,667	1,471
Southwest Airlines Co.	34,708	1,302
Stanley Black & Decker, Inc.	8,416	1,365
Trane Technologies PLC	24,130	2,926
Uber Technologies, Inc. *	68,480	2,498
Wabtec Corp.	74,440	4,606

Total		67,735

Information Technology (23.6%)
Adobe Systems, Inc. *	5,995	2,940
Advanced Micro Devices, Inc. *	94,423	7,742
Apple, Inc.	285,787	33,097
Cognizant Technology Solutions Corp. - Class A	31,205	2,166
Corning, Inc.	76,402	2,476
FLEETCOR Technologies, Inc. *	22,301	5,310
Global Payments, Inc.	56,095	9,961
KLA-Tencor Corp.	11,676	2,262

Large Cap Core Stock Portfolio

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Marvell Technology Group, Ltd.	158,711	6,301
Micron Technology, Inc. *	102,419	4,809
Microsoft Corp.	163,486	34,386
PayPal Holdings, Inc. *	30,778	6,064
salesforce.com, Inc. *	28,723	7,219
ServiceNow, Inc. *	5,558	2,696
Shopify, Inc. *	2,354	2,408
Slack Technologies, Inc. - Class A *	25,829	694
Snowflake, Inc. *	756	190
Splunk, Inc. *	7,339	1,381
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	46,611	3,779
Texas Instruments, Inc.	41,621	5,943
Visa, Inc. - Class A	39,550	7,909
Workday, Inc. - Class A *	12,594	2,709

Total		152,442

Materials (2.8%)
Ball Corp.	35,679	2,966
Celanese Corp. - Class A	32,229	3,463
Crown Holdings, Inc. *	22,848	1,756
FMC Corp.	28,665	3,036
Linde PLC	14,917	3,552
PPG Industries, Inc.	26,052	3,180

Total		17,953

Real Estate (3.1%)
Alexandria Real Estate Equities, Inc.	18,643	2,983
American Tower Corp.	26,088	6,306
Boston Properties, Inc.	18,042	1,449
Equinix, Inc.	6,800	5,169
Prologis, Inc.	41,921	4,218

Total		20,125

Utilities (3.3%)
Duke Energy Corp.	78,152	6,921
Edison International	72,816	3,702
Exelon Corp.	123,721	4,424
FirstEnergy Corp.	194,142	5,574
The Southern Co.	15,519	842

Total		21,463

Total Common Stocks (Cost: $511,019)		644,559

Short-Term Investments (0.2%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (0.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	1,517,185	1,517

Total		1,517

Total Short-Term Investments (Cost: $1,517)		1,517

Total Investments (100.0%) (Cost: $512,536)@		646,076

Other Assets, Less Liabilities (0.0%)		203

Net Assets (100.0%)		646,279

Large Cap Core Stock Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2020.
@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $512,536 and the net unrealized appreciation of investments based on that cost was $133,540 which is comprised of $156,359 aggregate gross unrealized appreciation and $22,819 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$644,559	$—	$—
Short-Term Investments	1,517	—	—

Total Assets:	$646,076	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand